Provisions and other non-financial liabilities - Other Current Provisions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) ha subsidiary	Dec. 31, 2022 USD ($)
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Total	$ 392,322	$ 1,303,146
Bottom of range
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Research and development expense	10,000
Top of range
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Research and development expense	$ 15,000
SQM Salar
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Area of land (in hectares) | ha	140,000
Area of land, entitled (in hectares) | ha	81,920
SQM
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Percentage of entity's revenue	1.70%
SQM | Lithium Metal Equivalent
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Authorized production and sales limit (in tons) | subsidiary	64,816
SQM | Lithium Carbonate Equivalent
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Authorized production and sales limit (in tons) | subsidiary	345,015
SQM | Bottom of range
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Research and development expense	$ 10,800
SQM | Top of range
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Research and development expense	$ 18,900
SQM | Top of range | Lithium Metal Equivalent
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Authorized production and sales limit (in tons) | subsidiary	349,553
SQM | Top of range | Lithium Carbonate Equivalent
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Authorized production and sales limit (in tons) | subsidiary	1,860,671
Other provisions
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Rent under lease contract	$ 354,205	1,189,326
Provision for additional tax related to foreign loans	1,641	1,085
End of agreement bonus	6,979	35,819
Other bonuses to workers	6,933	0
Directors’ per diem allowance	4,676	4,250
Miscellaneous provisions	17,782	20,560
Total	$ 392,216	$ 1,251,040